Cassidy & Associates

Attorneys at Law

9454 Wilshire Boulevard

Beverly Hills, California 90212

Email: CassidyLaw@aol.com

Telephone: 949/673-4510	Fax: 949/673-4525

November 13, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Form S-1 for Fuda Group (USA) Corporation

Please find attached herewith for filing the instant Registration Statement on Form S-1 for Fuda Group (USA) Corporation (the “Company”).

We look forward to receiving any comments from the Commission following its review of the Registration Statement. For any questions or concerns, please do feel free to contact either Lee Cassidy, Esq. at (949) 673-4510 or the undersigned at (310) 709-4338. In addition, we request that all electronic copies of comment letters or correspondence from the Commission be forwarded to Lee Cassidy and me at lwcassidy@aol.com and tony@tonypatel.com, respectively.

Sincerely,

/s/ Anthony A. Patel

Anthony A. Patel, Esq.
Cassidy & Associates